Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events
Subsequent Events

NOTE 9–SUBSEQUENT EVENTS

Proposed Business Combination

Business Combination Agreement

On March 2, 2020, the Company entered into a business combination agreement (the “Business Combination Agreement”) with VCTIQ Merger Sub Corp., a Delaware corporation and wholly-owned subsidiary of the Company (“Merger Sub”), and Nikola Corporation, a Delaware corporation (“Nikola”), pursuant to which the Company will effect a business combination with Nikola (the “Proposed Transaction”).

Pursuant to the Business Combination Agreement, at the closing of the Proposed Transaction (the “Closing”), Merger Sub will be merged with and into Nikola (the “Merger”), with Nikola surviving the Merger as a wholly-owned direct subsidiary of the Company. Immediately prior to the effective time of the Merger (the “Effective Time”), Nikola will cause the shares of Nikola’s preferred stock issued and outstanding immediately prior to the Effective Time to be converted into shares of Nikola common stock, and each converted share of Nikola preferred stock will no longer be outstanding and will cease to exist. At the Effective Time, by virtue of the Merger, all shares of Nikola common stock issued and outstanding immediately prior to the Effective Time will be canceled and converted into the right to receive the number of shares of the Company’s common stock equal to the exchange ratio of 1.901 set forth in the Business Combination Agreement (the “Exchange Ratio”). Each Nikola stock option that is outstanding immediately prior to the Effective Time, whether vested or unvested, will be converted into an option to purchase a number of shares of the Company’s common stock equal to the product (rounded down to the nearest whole number) of (i) the number of shares of Nikola common stock subject to such option immediately prior to the Effective Time and (ii) the Exchange Ratio, at an exercise price per share (rounded up to the nearest whole cent) equal to (A) the exercise price per share of such option immediately prior to the Effective Time divided by (B) the Exchange Ratio.

The Closing is subject to certain conditions, including but not limited to the approval of the Company’s stockholders and Nikola’s stockholders of the Business Combination Agreement. The Business Combination Agreement may also be terminated by either party under certain circumstances. Nikola has agreed to customary “no shop” obligations subject to a customary “fiduciary out,” and Nikola would be required to pay a termination fee in the amount of $82 million if the Business Combination Agreement is terminated under certain circumstances.

The Closing will occur as promptly as practicable, but in no event later than three business days following the satisfaction or waiver of all of the closing conditions contained in the Business Combination Agreement. If, by May 1, 2020, the Company and Nikola determine that the Closing is unlikely to be consummated on or before May 18, 2020, then the Company will take all actions necessary to obtain the approval of its stockholders to extend its deadline to consummate its initial Business Combination to a date after such date but prior to August 31, 2020  in accordance with the Company’s amended and restated certificate of incorporation.

Stockholder Support Agreement

Also on March 2, 2020, certain stockholders of Nikola holding the votes necessary to approve the Proposed Transaction entered into a Stockholder Support Agreement with the Company (the “Stockholder Support Agreement”), pursuant to which such stockholders agreed to vote all of their shares of Nikola capital stock in favor of the approval and adoption of the Proposed Transaction. Additionally, such stockholders agreed not to (i) transfer any of their shares of Nikola capital stock (or enter into any arrangement with respect thereto) or (ii) enter into any voting arrangement that is inconsistent with the Stockholder Support Agreement.

Registration Rights and Lock-Up Agreement

Pursuant to the Business Combination Agreement and as a condition to the Closing, the Company, certain persons and entities holding the Founder Shares and Private Placement Units (the “Original Holders”) and certain stockholders of Nikola (the “New Holders” and, collectively with the Original Holders, the “Holders”) will enter into a Registration Rights and Lock-Up Agreement at the Closing (the “Registration Rights and Lock-Up Agreement”). Pursuant to the terms of the Registration Rights and Lock-Up Agreement, the Company will be obligated to file a registration statement to register the resale of certain securities of the Company held by the Holders. In addition, pursuant to the terms of the Registration Rights and Lock-Up Agreement and subject to certain requirements and customary conditions, including with regard to the number of demand rights that may be exercised, the Holders may demand at any time or from time to time, that the Company file a registration statement on Form S-3 (or on Form S-1 if Form S-3 is not available) to register the Company’s securities held by such Holders. The Registration Rights and Lock-Up Agreement will also provide the Holders with “piggy-back” registration rights, subject to certain requirements and customary conditions. The Registration Rights and Lock-Up Agreement does not provide for the payment of any cash penalties by the Company if it fails to satisfy any of its obligations under the Registration Rights and Lock-Up Agreement.

The Registration Rights and Lock-Up Agreement further provides for the securities of the Company held by the Holders to be locked-up for a period of time following the Closing, as described below, subject to certain exceptions. The securities held by the Original Holders will be locked-up for one year following the Closing, subject to earlier release if (i) the reported last sale price of the Company’s common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Closing or (ii) if the Company consummates a liquidation, merger, stock exchange or other similar transaction after the Closing which results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property. The securities held by the New Holders, other than certain entities controlled by Trevor Milton, the current Chief Executive Officer of Nikola, will be locked-up for 180 days after the Closing. The securities held by certain entities controlled by Trevor Milton will be locked up for one year following the Closing, except that they would be permitted to sell or otherwise transfer an aggregate of $70.0 million shares of the Company’s common stock commencing 180 days after the Closing.

Subscription Agreements

In connection with the execution of the Business Combination Agreement, effective as of March 2, 2020, the Company entered into separate subscription agreements (each, a “Subscription Agreement”) with a number of investors (each a “Subscriber”), pursuant to which the Subscribers agreed to purchase, and the Company agreed to sell to the Subscribers, an aggregate of 52,500,000 shares of the Company’s common stock (the “PIPE Shares”), for a purchase price of $10.00 per share and an aggregate purchase price of $525 million, in a private placement (the “PIPE”).

The closing of the sale of the PIPE Shares pursuant to the Subscription Agreements is contingent upon, among other customary closing conditions, the substantially concurrent consummation of the Proposed Transaction. The purpose of the PIPE is to raise additional capital for use by the combined company following the Closing.

Pursuant to the Subscription Agreements, the Company granted certain registration rights to the Subscribers, including the Company’s agreement that, within 45 calendar days after the Closing (the “Filing Deadline”), the Company will file with the SEC a registration statement registering the resale of the PIPE Shares (the “Resale Registration Statement”), and will use its commercially reasonable efforts to have the Resale Registration Statement declared effective as soon as practicable after the filing thereof. Under certain circumstances described in the Subscription Agreements, including if the Resale Registration Statement has not been filed with the SEC by the Filing Deadline, additional payments by the Company may be assessed with respect to the PIPE Shares  The additional payments by the Company would accrue on the applicable registrable securities at a rate of 0.5% of the aggregate purchase price paid for such registrable securities per month, subject to certain terms and limitations (including a cap of 5.0% of the aggregate purchase price)